Employee Benefit Plan, Summary of Accounting Policy (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Basis of Accounting
Basis of Presentation – The accompanying financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

EBP, Use of Estimate
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits, the reported amounts of additions and deductions from net assets available for benefits and disclosure of contingent assets and liabilities during the reported period. Actual results could differ from those estimates.

EBP, Investment
Valuation of Investments and Income Recognition – Investments are recorded at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for additional information regarding fair value measurements. Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

EBP, Note Receivable from Participant
Notes Receivable from Participants – Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. If a participant ceases to make loan repayments and the Plan Administrator deems this participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded.

EBP, Payment to Participant
Payment of Benefits – Benefits are recorded when paid. The entire vested account balance can be received in a combination of cash and, to the extent the account is invested in Company Stock, an in-kind distribution of Company Stock.

EBP, Expense
Administrative Expenses – Certain expenses of maintaining the Plan are paid by the Company and are excluded from these financial statements. Transactional fees and fees related to the administration of notes receivable from participants are charged directly to the respective participant’s account and are included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.

EBP, Subsequent Event
Subsequent Events – The Plan has evaluated subsequent events through June 11, 2026, the date the financial statements were issued, and determined that no subsequent events have occurred requiring adjustments to the financial statements or disclosures.